Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 641	$ 1,553
Items not involving current cash flows	1,776	1,576
Profit loss after adjustment of non cash items	2,417	3,129
Changes in operating assets and liabilities	(322)	(189)
Cash provided from operating activities	2,095	2,940
INVESTMENT ACTIVITIES
Fixed asset additions	(1,681)	(1,372)
Increase in investments, other assets and intangible assets	(455)	(403)
Increase in public and private equity investments	(29)	(68)
Business combinations	(3)	(13)
Proceeds on (funding for) disposal of facilities	6	(41)
Proceeds from dispositions	124	81
Increase in equity method investments		(517)
Settlement of long-term receivable from non-consolidated joint venture		50
Cash used for investing activities	(2,038)	(2,283)
FINANCING ACTIVITIES
Issues of debt	54	55
Increase (decrease) in short-term borrowings	11	(101)
Repayments of debt	(456)	(121)
Issue of Common Share on exercise of stock options	8	146
Tax withholdings on vesting of equity awards	(15)	(13)
Repurchase of Common Shares	(780)	(517)
Contributions to subsidiaries by non-controlling interests	5	8
Dividends paid to non-controlling interests	(46)	(49)
Dividends paid	(514)	(514)
Cash used for financing activities	(1,733)	(1,106)
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	(38)	23
Net decrease in cash and cash equivalents during the year	(1,714)	(426)
Cash, cash equivalents and restricted cash equivalents beginning of year	2,948	3,374
Cash and cash equivalents, end of year	$ 1,234	$ 2,948